Noncontrolling Interests - Narrative (Details)		4 Months Ended	12 Months Ended
	Jun. 07, 2022 vote shares	Sep. 24, 2022 vote shares	Sep. 24, 2022 vote
Noncontrolling Interest [Line Items]
Issuances (in shares)		553,889,249
Conversion period			7 years
Class V-1 Common Stock
Noncontrolling Interest [Line Items]
Issuances (in shares)	60,844,573
Number of votes per common share | vote	1	1	1
Class V-3 Common Stock
Noncontrolling Interest [Line Items]
Issuances (in shares)	416,933,025
Number of votes per common share | vote	3